Financial Instruments by Category	12 Months Ended
Jun. 30, 2025
Financial Instruments by Category [Abstract]
Financial instruments by category
24.	Financial instruments by category

At the reporting date, the aggregate carrying amounts of financial assets and receivables and financial liabilities at amortized cost were as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Financial assets measured at amortized cost
Trade and other receivables	7,066,367	6,329,167	1,503,936
Cash and cash equivalents	3,823,689	23,723,687	5,637,222
	10,890,056	30,052,854	7,141,158

Financial liabilities measured at amortized cost
Trade and other payables	13,761,981	8,086,186	1,921,439
Lease liabilities	2,332,120	1,581,879	375,886
	16,094,101	9,668,065	2,297,325